CAPITAL STOCK (Details Narrative) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
CAPITAL STOCK
Common stock shares, authorized	1,500,000,000	1,000,000,000	1,000,000,000
Common stock shares, par value	$ 0.00001	$ 0.00001	$ .00001
Common stock shares, issued	779,836,384	700,836,384	569,920,485
Common stock shares, outstanding	779,836,384	700,836,384	569,920,485
Preferred stock shares, authorized	50,000	50,000	50,000
Preferred stock shares, par value	$ 0.00001	$ 0.00001	$ .00001
Preferred stock shares, issued	34,289	34,289	39,839
Preferred stock shares, outstanding	34,289	34,289	39,839